Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2016
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents, marketable securities and short-term investments

Note 4—Cash and equivalents, marketable securities and short-term investments

Current assets

Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2016
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Cash	1,704			1,704	1,704
Time deposits	2,764			2,764	1,940	824
Other short-term investments	271			271		271
Debt securities available-for-sale:
—U.S. government obligations	221	1	(2)	220	—	220
—Other government obligations	2	—	—	2	—	2
—Corporate	95	1	(1)	95	—	95
Equity securities available-for-sale	530	11	—	541	—	541

Total	5,587	13	(3)	5,597	3,644	1,953

	December 31, 2015
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Cash	1,837			1,837	1,837

Time deposits	2,821			2,821	2,717	104
Other short-term investments	231			231		231
Debt securities available-for-sale:
—U.S. government obligations	120	2	(1)	121	—	121
—Other government obligations	2	—	—	2	—	2
—Corporate	519	1	(1)	519	11	508
Equity securities available-for-sale	658	9	—	667	—	667

Total	6,188	12	(2)	6,198	4,565	1,633

Included in Other short-term investments at December 31, 2016 and 2015, are receivables of $268 million and $224 million, respectively, representing reverse repurchase agreements. These collateralized lendings, made to a financial institution, have maturity dates of less than one year.

Non-current assets

Included in “Other non-current assets” are certain held-to-maturity marketable securities. At December 31, 2016, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $80 million, $6 million and $86 million, respectively. At December 31, 2015, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $99 million, $11 million and $110 million, respectively. These securities are pledged as security for certain outstanding deposit liabilities and the funds received at the respective maturity dates of the securities will only be available to the Company for repayment of these obligations.

Gains, losses and contractual maturities

Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $1 million, $1 million and $2 million in 2016, 2015 and 2014, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $1 million, $2 million and $23 million in 2016, 2015 and 2014, respectively. Such gains and losses were included in “Interest and other finance expense”.

In 2016, 2015 and 2014, other-than-temporary impairments recognized on available-for-sale equity securities were not significant.

At December 31, 2016, 2015 and 2014, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

Contractual maturities of debt securities consisted of the following:

	December 31, 2016
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	100	100	—	—

One to five years	161	161	80	86
Six to ten years	57	56	—	—

Total	318	317	80	86

At December 31, 2016 and 2015, the Company pledged $91 million and $92 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.